15. TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2020
Trade Accounts Payable
TRADE ACCOUNTS PAYABLE
15.	TRADE ACCOUNTS PAYABLE

	12.31.20	12.31.19
Domestic suppliers
Third parties	7,611,170	4,930,424
Foreign suppliers
Third parties	1,487,206	915,611
(-) Adjustment to present value	(88,389)	(49,269)
	9,009,987	5,796,766

Current	8,996,206	5,784,419
Non-current	13,781	12,347

Within the trade accounts payable balance as of December 31, 2020, R$2,576,071 (R$1,435,025 as of December 31, 2019) correspond to supply chain finance transactions in which there were no changes in the payment terms and prices negotiated with the suppliers.